Consolidated Statements of Operations and Comprehensive (loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUES
TOTAL REVENUES	$ 4,807,713	$ 6,221,751	$ 6,015,375
OPERATING COST AND EXPENSES
Cost of sales of products	35,221	15,514	11,294
Advertising and promotion expenses	803,483	999,354	859,473
Staff Costs and Employee Benefits	1,623,759	1,839,746	1,930,900
Rental and Building Management Expenses	551,442	711,716	848,691
Professional expenses	782,448	173,106	260,224
Depreciation	216,074	263,454	391,704
Bank charges	137,746	210,688	163,710
Consumables	139,831	186,103	159,195
Other general and administrative expenses	546,946	433,132	381,336
TOTAL OPERATING EXPENSES	4,836,950	4,832,813	5,006,527
(LOSS) INCOME FROM OPERATIONS	(29,237)	1,388,938	1,008,848
OTHER INCOME (EXPENSE)
Interest income	72,651	64,136	19,513
Interest expense	(15,799)	(20,874)	(26,051)
Unrealized gain from investments, net	22,621	2,621
Realized gain from investments	12,103
Government subsidies	20,364	15,486	1,398
Other income (expense)	50,763	(15,140)	(214)
TOTAL OTHER INCOME (EXPENSE), NET	162,703	46,229	(5,354)
INCOME BEFORE INCOME TAX	133,466	1,435,167	1,003,494
INCOME TAX EXPENSES	156,114	236,082	181,751
NET (LOSS) INCOME	(22,648)	1,199,085	821,743
Less: Net income attributable to non-controlling interests			(43,932)
Net (loss) income attributable to the shareholders of the Company	(22,648)	1,199,085	777,811
Foreign currency translation adjustment, attributable to
Foreign currency translation adjustment	(11,221)	(3,774)	(3,718)
Non-controlling interests			(348)
TOTAL OTHER COMPREHENSIVE LOSS	(11,221)	(3,774)	(4,066)
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (33,869)	$ 1,195,311	$ 817,677
(LOSS) EARNINGS PER SHARE
(Loss) earnings per share, Basic	$ (0)	$ 0.08	$ 0.05
(Loss) earnings per share, diluted	$ (0)	$ 0.08	$ 0.05
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Weighted average number of ordinary shares, Basic	16,150,055	15,338,000	15,338,000
Weighted average number of ordinary shares, diluted	16,150,055	15,338,000	15,338,000
Beauty, wellness and postpartum services
REVENUES
TOTAL REVENUES	$ 4,508,504	$ 5,967,277	$ 5,813,814
Sales of products
REVENUES
TOTAL REVENUES	163,380	207,766	88,992
Franchise
REVENUES
TOTAL REVENUES	135,829	46,708
Consultancy services
REVENUES
TOTAL REVENUES			$ 112,569